Shareholder Report, Line Graph (Details) 190652_Brookfield Global Listed Infrastructure Fund_Class I_TSR SemiAnnual {Class I} - USD ($)											6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 1,597,282	$ 1,347,199	$ 1,331,709	$ 1,321,224	$ 1,262,727	$ 1,061,164	$ 1,175,254	$ 1,055,762	$ 1,048,226	$ 1,000,000	$ 1,841,803
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index
Accumulated Value	2,963,919	2,538,393	2,102,125	1,764,549	2,050,378	1,467,968	1,419,719	1,327,624	1,188,589	1,000,000	$ 3,610,362
FTSE Global Core Infrastructure 50/50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Global Core Infrastructure 50/50 Index
Accumulated Value	1,906,534	1,615,618	1,534,509	1,531,772	1,477,801	1,237,937	1,335,849	1,147,203	1,107,375	1,000,000	$ 2,224,640
Dow Jones Brookfield Global Infrastructure Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Brookfield Global Infrastructure Composite Index
Accumulated Value	$ 1,738,202	$ 1,400,525	$ 1,349,633	$ 1,338,878	$ 1,314,878	$ 1,088,022	$ 1,207,372	$ 1,083,698	$ 1,071,073	$ 1,000,000	$ 1,967,531